Interest Income (Details) - Schedule of income from interest - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	$ 2,967,933	$ 2,233,623	$ 2,314,637
Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	1,587,155	1,687,680	1,815,170
Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	1,364,512	530,000	474,427
Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	16,266	15,943	25,040
Resale Agreements [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	190	124	718
Resale Agreements [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	190	124	718
Resale Agreements [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Resale Agreements [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Interbank loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	429	36	1,263
Interbank loans [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	429	36	1,263
Interbank loans [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Interbank loans [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Commercial Loan [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	1,081,069	906,683	957,224
Commercial Loan [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	665,226	722,116	780,284
Commercial Loan [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	405,963	174,360	160,462
Commercial Loan [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	9,880	10,207	16,478
Mortage loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	1,177,372	637,955	633,938
Mortage loans [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	337,669	322,687	349,663
Mortage loans [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	838,851	314,777	283,820
Mortage loans [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	852	491	455
Consumer loans [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	481,226	569,946	602,196
Consumer loans [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	475,133	564,363	593,705
Consumer loans [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	559	338	384
Consumer loans [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	5,534	5,245	8,107
Investment Instruments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	212,899	105,417	97,319
Investment Instruments [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	102,389	69,276	71,150
Investment Instruments [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	110,510	36,141	26,169
Investment Instruments [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting
Other Interest Income [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	14,748	13,462	21,979
Other Interest Income [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	6,119	9,078	18,387
Other Interest Income [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting	8,629	4,384	3,592
Other Interest Income [Member] | Hedged Of Prepaid Fees [Member]
Interest Income (Details) - Schedule of income from interest [Line Items]
Interest income not including income from hedge accounting